Consolidated Statements of Changes In Shareholders' Equity - USD ($) $ in Millions	Issued Capital Gross [Member]	Issuance Cost [Member]	Capital Reserve Capital Transactions And Treasury Shares [Member]	Cumulative Translation Adjustment [Member]	Cash Flow Hedge Highly Probable Future Exports [Member]	Actuarial Gains Losses On Defined Benefit Pension Plans [Member]	Other Comprehensive Income Loss And Deemed Cost [Member]	Legal [Member]	Statutory [Member]	Tax Incentives [Member]	Profit Retention [Member]	Additional Dividends Proposed [Member]	Retained earnings [member]	Equity Attributable To Shareholders Of Petrobras [Member]	Non-controlling interests [member]	Total
Beginning balance, value at Dec. 31, 2020	$ 107,380	$ (279)	$ 1,064	$ (73,936)	$ (24,590)	$ (15,034)	$ (1,174)	$ 8,813	$ 2,900	$ 1,102	$ 51,974	$ 1,128		$ 59,348	$ 528	$ 59,876
IfrsStatementLineItems [Line Items]
Capital increase with reserves															2	2
Capital transactions			79											79	(40)	39
Net income													19,875	19,875	111	19,986
Other comprehensive income (loss)				(1,186)	421	3,829	22							3,086	(87)	2,999
Appropriations:
Additional dividends proposed last year approved this year												(1,128)		(1,128)		(1,128)
Transfer to reserves								956	184	118	388		(1,646)
Dividends											(312)	6,688	(18,229)	(11,853)	(109)	(11,962)
Ending balance, value at Dec. 31, 2021	107,380	(279)	1,143	(75,122)	(24,169)	(11,205)	(1,152)	9,769	3,084	1,220	52,050	6,688		69,407	405	69,812
IfrsStatementLineItems [Line Items]
Capital transactions			1											1	(146)	(145)
Net income													36,623	36,623	132	36,755
Other comprehensive income (loss)				951	6,662	(1,371)	219							6,461	24	6,485
Expired unclaimed dividends													11	11		11
Appropriations:
Additional dividends proposed last year approved this year												(6,688)		(6,688)		(6,688)
Transfer to reserves								1,805	197	457	71		(2,530)
Dividends											(9,083)	6,864	(34,104)	(36,323)	(71)	(36,394)
Ending balance, value at Dec. 31, 2022	107,380	(279)	1,144	(74,171)	(17,507)	(12,576)	(933)	11,574	3,281	1,677	43,038	6,864		69,492	344	69,836
IfrsStatementLineItems [Line Items]
Treasury shares			(735)											(735)		(735)
Capital transactions			1											1	1	2
Net income													24,884	24,884	111	24,995
Other comprehensive income (loss)				1,167	5,487	(3,303)	267							3,618	19	3,637
Expired unclaimed dividends													7	7		7
Appropriations:
Additional dividends proposed last year approved this year												(6,864)		(6,864)		(6,864)
Transfer to reserves								1,272	8,544	321			(10,137)
Dividends												2,934	(14,754)	(11,820)	(83)	(11,903)
Ending balance, value at Dec. 31, 2023	$ 107,380	$ (279)	$ 410	$ (73,004)	$ (12,020)	$ (15,879)	$ (666)	$ 12,846	$ 11,825	$ 1,998	$ 43,038	$ 2,934		$ 78,583	$ 392	$ 78,975